SUPPLEMENTAL INFORMATION CONDENSED FINANCIAL INFORMATION	9 Months Ended
Dec. 31, 2023
Supplemental Information Condensed Financial Information
SUPPLEMENTAL INFORMATION CONDENSED FINANCIAL INFORMATION

NOTE 21 – SUPPLEMENTAL INFORMATION CONDENSED FINANCIAL INFORMATION FOR THE NINE MONTHS ENDED DECEMBER 31, 2023, AND 2022.

The Singing Machine Company, Inc. and Subsidiaries

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

For the nine months ended December 31, 2023 and 2022

	Nine Months Ended
	December 31, 2023	December 31, 2022
		(unaudited)

Net Sales	$29,198,000	$35,916,000

Cost of Goods Sold	23,008,000	27,481,000

Gross Profit	6,190,000	8,435,000

Operating Expenses	12,333,000	9,986,000

(Loss) Income from Operations	(6,143,000)	(1,551,000)

Other (Expenses) Income	(255,000)	(574,000)

(Loss) Income Before Income Tax Benefit	(6,398,000)	(2,125,000)

Income Tax Benefit (Loss)	-	472,000

Net (Loss) Income	$(6,398,000)	$(1,653,000)

Loss per Common Share
Basic and Diluted	(1.32)	(0.61)

Weighted Average Common and Common
Equivalent Shares:
Basic and Diluted	4,864,540	2,699,210

THE SINGING MACHINE COMPANY, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2023, and March 31, 2023 and 2022

The Singing Machine Company, Inc. and Subsidiaries

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

For the nine months ended December 31, 2023 and 2022 (unaudited)

	For the Nine Months Ended
	December 31, 2023	December 31, 2022
		(unaudited)

Cash flows from operating activities
Net loss	$(6,398,000)	$(1,653,000)
Adjustments to reconcile net loss to net cash used in operating activities:	1,305,000	(73,000)
Changes in operating assets and liabilities:	5,504,000	(538,000)
Net cash provided by (used in) operating activities	411,000	(2,264,000)
Cash flows from investing activities
Net cash used in investing activities	(14,000)	(149,000)
Cash flows from financing activities
Net cash provided by financing activities	3,411,000	2,917,000
Net change in cash	3,808,000	504,000
	-	-
Cash at beginning of year	2,895,000	2,291,000
Cash at end of period	$6,703,000	$2,795,000

THE SINGING MACHINE COMPANY, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2023, and March 31, 2023 and 2022

The Singing Machine Company, Inc. and Subsidiaries

CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS’ EQUITY

For the nine months ended December 31, 2023 and 2022 (unaudited)

	Common Stock		Additional Paid in	Subscriptions	Accumulated
	Shares	Amount	Capital	Receivable	Deficit	Total
Balance at March 31, 2023	3,167,488	$32,000	$29,822,000	$(6,000)	$(19,517,000)	$10,331,000
Net loss	-	-	-	-	(6,398,000)	(6,398,000)
Issuance of common stock, net of stock offering costs	3,250,573	32,000	3,497,000	-	-	3,529,000
Stock based compensation	-	-	110,000	-	-	110,000
Other	-	-	-	6,000	-	6,000

Balance at December 31, 2023	6,418,061	$64,000	33,429,000	$-	$(25,915,000)	$7,578,000

	Common Stock		Additional Paid in	Subscriptions	Accumulated
	Shares	Amount	Capital	Receivable	Deficit	Total
Balance at March 31, 2022	1,221,209	$12,000	$24,903,000	$-	$(14,879,000)	$10,036,000
Net loss	-	-	-	-	(1,653,000)	(1,653,000)
Issuance of common stock and warrants, net of stock offering costs	1,909,519	19,000	4,489,000	-	-	4,508,000
Stock based compensation	15,803	-	307,000	-	-	307,000
Other	1,688	-	$(1,000)	-	$1,000	-

Balance at December 31, 2022 (unaudited)	3,148,219	$31,000	29,698,000	$-	$(16,531,000)	$13,198,000

Report of Independent Registered Public Accounting Firm

To the Shareholder and the Board of Directors of

SemiCab, Inc.

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of SemiCab, Inc. (the “Company”) as of December 31, 2023 and 2022, and the related consolidated statements of operations and comprehensive loss, stockholders’ equity and cash flows for the years then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America.

GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. The Company has suffered substantial net losses and negative cash flows from operations in recent years and is dependent on debt and equity financing to fund its operations, all of which raise substantial doubt about the Company’s ability to continue as a going concern. Management’s plans regarding these matters have also been reviewed and considered. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

BASIS FOR OPINION

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

Critical Audit Matters

Critical audit matters are matters arising from the current period audit of the financial statements that were communicated or required to be communicated to the audit committee and that (1) relate to accounts or disclosures that are material to the financial statements and (2) involved our especially challenging, subjective, or complex judgements. We determined that there are no critical audit matters.

/s/Bush & Associates CPA LLC

We have served as the Company’s auditor since 2024.

Henderson, Nevada

June 11, 2024

SemiCab, Inc.

CONSOLIDATED BALANCE SHEETS

	December 31, 2023	December 31, 2022

Assets
Current Assets
Cash	$72,000	$881,000
Accounts receivable	494,000	677,000
Refund due from customer	143,000	-
Prepaid Expenses and other current assets	5,000	8,000
Total Current Assets	714,000	1,566,000

Property and equipment, net	3,000	4,000
Other non-current assets	14,000	14,000
Total Assets	$731,000	$1,584,000

Liabilities and Shareholders’ Equity
Current Liabilities
Accounts payable	$668,000	$810,000
Accrued expenses	149,000	151,000
Notes payable	833,000	579,000
Loans from affiliates, current portion	315,000	-
Due to factor	231,000	-
Other current liabilities	45,000	108,000
Total Current Liabilities	2,241,000	1,648,000

Loans from affiliates, net of current portion	385,000	385,000
Total Liabilities	2,626,000	2,033,000

Commitments and Contingencies
Provision for legal liability	275,000	-
Total Commitments and Contingencies	275,000	-

Shareholders’ Equity
Preferred equity	5,969,000	5,543,000
Accumulated deficit	(8,139,000)	(5,992,000)
Total Shareholders’ Equity	(2,170,000)	(449,000)
Total Liabilities and Shareholders’ Equity	$731,000	$1,584,000

See notes to condensed consolidated statements

SemiCab, Inc.

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

	Years Ended
	December 31, 2023	December 31, 2022

Net Revenue	$6,036,000	$9,655,000
		-
Cost of Revenue	5,853,000	10,108,000

Gross Profit (Loss)	183,000	(453,000)

Operating Expenses
Selling general and administrative expenses	1,333,000	1,511,000
Product development	852,000	640,000
Total Operating Expenses	2,185,000	2,151,000

Loss from Operations	(2,002,000)	(2,604,000)

Other Expenses
Interest expense	(145,000)	(63,000)
Total Other Expenses	(145,000)	(63,000)

Loss Before Income Tax Benefit (Provision)	(2,147,000)	(2,667,000)

Income Tax Benefit (Provision)	-	-

Net Loss	$(2,147,000)	$(2,667,000)

See notes to condensed consolidated statements